Schedule of Other Information Related to Operating Leases (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Lessee Disclosure [Abstract]
Operating lease cost	$ 527	$ 532
Short-term and variable lease cost	31	8
Total rent expense	558	540
Cash paid for amounts included in the measurement of lease liabilities	$ 623	$ 534
Weighted-average remaining lease term	5 years 3 months 18 days		5 years 4 months 24 days
Weighted-average discount rate	4.76%		4.17%